INCOME TAXES - Summary of Income Tax Expense (Credit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Under provision of income tax in prior years:
Under provision of income tax in prior years	$ 86	$ 0	$ 0
Income tax (credit) expense - deferred:
Income tax expense (credit)	544	(239)	474
Macau Complementary Tax [Member]
Under provision of income tax in prior years:
Under provision of income tax in prior years	86	0	0
Income tax (credit) expense - deferred:
Income tax (credit) expense - deferred	$ 458	$ (239)	$ 474